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                       MUTUAL FUND VARIABLE ANNUITY TRUST
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036



December 24, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

          RE:  MUTUAL FUND VARIABLE ANNUITY TRUST
               REGISTRATION STATEMENT FILE NOS.: 33-81712 AND 811-8630

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust does not differ from that contained in Post-Effective Amendment No. 13 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 20, 2002.

     Please call the undersigned at (212) 837-1881 with any questions you may have.



                                   Very truly yours,


                                   /s/ Judy R. Bartlett
                                   ------------------------------------------
                                   Judy R. Bartlett
                                   Vice President & Assistant General Counsel